Borrowings and derivative financial instrument - Borrowings and derivative financial instrument (Details) R in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Aug. 02, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2023 USD ($)	Apr. 06, 2023 USD ($)	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 20,298		R 36,618	R 22,728	R 20,298
Current portion of borrowings		(107)		(11,672)	(122)	(107)
Non-current portion of borrowings		20,191		24,946	22,606	20,191
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				22,728	20,298	18,383
Borrowings acquired on acquisition of subsidiary				6	39	0
Loans raised				12,758	8,000	20,622
Loans repaid				(1,323)	(8,003)	(20,252)
Unwinding of loans recognised at amortised cost				359	216	302
Accrued interest				1,192	1,046	801
Accrued interest paid				(1,175)	(1,061)	(706)
Early redemption premium on the 2025 Notes				0	0	196
(Gain)/loss on the revised cash flow of the Burnstone Debt				(32)	776	2
Loss on foreign exchange differences and foreign currency translation				2,105	1,417	950
Balance at end of the year		20,298		36,618	22,728	20,298
Proceeds from borrowings, classified as financing activities				14,431	8,000	20,651
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 600.0			$ 600.0
Borrowings		0		0	0	0
Current portion of borrowings		0		0	0	0
Non-current portion of borrowings		0		0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				0	0	6,978
Loans raised				0	0	703
Loans repaid				0	0	(7,728)
Accrued interest				20	62	113
Accrued interest paid				(20)	(62)	(113)
Loss on foreign exchange differences and foreign currency translation				0	0	47
Balance at end of the year		0		0	0	0
US$1 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							1,000.0	$ 1,000.0
Borrowings		0		0	0	0
Current portion of borrowings		0		0	0	0
Non-current portion of borrowings		0		0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				0	0	0
Loans raised					0	0
Loans repaid				0	0	0
Accrued interest				73	0	0
Accrued interest paid				(73)	0	0
Loss on foreign exchange differences and foreign currency translation				0	0	0
Balance at end of the year		0		0	0	0
Proceeds from borrowings, classified as financing activities				0
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt				5,500					R 5,500
Borrowings		0		4,000	0	0
Current portion of borrowings		0		(4,000)	0	0
Non-current portion of borrowings		0		0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				0	0	0
Loans raised				5,000	8,000	0
Loans repaid				(1,000)	(8,000)	0
Accrued interest				125	155	66
Accrued interest paid				(125)	(155)	(66)
Balance at end of the year		0		4,000	0	0
US$ Convertible bond, derivative
Reconciliation Of Changes In Borrowings [Abstract]
Proceeds from borrowings, classified as financing activities				1,673
2026 and 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		18,785		22,042	20,140	18,785
Current portion of borrowings		(100)		(116)	(107)	(100)
Non-current portion of borrowings		18,685		21,926	20,033	18,685
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				20,140	18,785	0
Loans raised				0	0	18,208
Unwinding of loans recognised at amortised cost				80	68	8
Accrued interest				932	829	99
Accrued interest paid				(951)	(844)	0
Loss on foreign exchange differences and foreign currency translation				1,841	1,302	470
Balance at end of the year		18,785		22,042	20,140	18,785
Transaction costs accrued					29
US$ Convertible bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 500.0
Borrowings		0		7,538	0	0
Current portion of borrowings		0		(7,538)	0	0
Non-current portion of borrowings		0		0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				0	0	0
Unwinding of loans recognised at amortised cost				27	0	0
Accrued interest				36	0	0
Loss on foreign exchange differences and foreign currency translation				20	0	0
Balance at end of the year		0		7,538	0	0
Proceeds from borrowings, classified as financing activities				7,455	0	0
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		1,507		2,991	2,540	1,507					$ 178.0
Current portion of borrowings		0		0	0	0
Non-current portion of borrowings		1,507		2,991	2,540	1,507
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				2,540	1,507	1,263
Unwinding of loans recognised at amortised cost				252	148	125
(Gain)/loss on the revised cash flow of the Burnstone Debt				(32)	776	2
Balance at end of the year		1,507		2,991	2,540	1,507
Other borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		0		40	42	0
Current portion of borrowings		0		(11)	(8)	0
Non-current portion of borrowings		0		29	34	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				42	0	0
Borrowings acquired on acquisition of subsidiary				6	39	0
Loans raised				303	0	1,711
Loans repaid				(323)	(3)	(1,684)
Balance at end of the year		0		40	42	0
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Borrowings		2		3	2	2
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				2	2
Balance at end of the year		2		3	2	2
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		4		4	4	4
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				4	4
Balance at end of the year		4		4	4	4
2022 Notes
Reconciliation Of Changes In Borrowings [Abstract]
Repayments of non-current borrowings | $	$ 355.8
2025 Notes
Reconciliation Of Changes In Borrowings [Abstract]
Loans repaid | $			$ (370.2)
Early redemption premium on the 2025 Notes		R 196
Redemption price (as a percent)		103.60%	103.60%
2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond
Reconciliation Of Changes In Borrowings [Abstract]
Accrued interest				R 1,192	R 1,046	R 801